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                    PRUDENTIAL PACIFIC GROWTH FUND, INC.
                          100 MULBERRY STREET
                      GATEWAY CENTER THREE, 4TH FLOOR
                         NEWARK, NEW JERSEY 07102


                                                               December 31, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

       RE:  Prudential Pacific Growth Fund, Inc.
            Registration Nos. 33-42391 and 811-6391
            ---------------------------------------

Ladies and Gentlemen:

       In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and the statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on December 30, 2002.

       The foregoing is being filed electronically via the EDGAR system.


                                                     Sincerely,


                                                     /s/ Jonathan D. Shain
                                                     ----------------------
                                                     Jonathan D. Shain
                                                     Secretary